Nature of Operations and Going Concern (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 29, 2022	Dec. 31, 2008
Nature of Operations and Going Concern (Details) [Line Items]
Balances receivable
Loss on loss of control of Bophelo Bio Science & Wellness			2,085,624
Cash			739,947
Net loss	$ (5,821,187)	$ (10,918,113)	(20,176,389)	$ (2,570,151)
Percentage of ownership interest acquired							100.00%
Net cash outflow from operating activities	(911,484)	$ (8,353,721)	(11,469,396)	(6,557,062)	$ (1,352,468)	$ (642,328)
Working capital	9,130,811
Accumulated losses	$ 26,965,844
Bophelo Bio Science and Wellness (Pty) Ltd. [Member]
Nature of Operations and Going Concern (Details) [Line Items]
Loss on loss of control of Bophelo Bio Science & Wellness			(2,085,624)
Cash			739,947
Net loss			1,336,601
Bophelo Bio Science & Wellness (Pty) Ltd. Disposal Group Discontinued Operations [Member]
Nature of Operations and Going Concern (Details) [Line Items]
Cash			739,947					$ 739,947
Net loss			$ (1,336,601)	$ (5,657,494)